Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Other Income and Expenses
Schedule of other income and expenses

	2011	2010	2009
	(Dollars in Millions)
Equity in earnings from unconsolidated affiliates	$109	$90	$51
Net foreign currency transaction gain (loss)	(50)	11	62
Loss from impairment of investments	—	—	(45)
Fair-value adjustment loss on non-employee stock awards	(4)	(11)	—
Loss on early extinguishment of debt	(25)	(16)	(34)
Net gain from sale of investments	63	6	—
Other	(9)	(11)	—
Total other, net	$84	$69	$34